Commitments and Contingencies - Purchase Commitments (Details)	12 Months Ended
Dec. 31, 2023 $ / oz oz
Antamina | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.66%
Per Ounce Cash Payment, percentage	2.50%
Black Fox | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	8.00%
Black Fox | Gold Commodity Type | Lesser Of 589 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce)	589
Blyvoor | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce)	572
Blyvoor | Gold Commodity Type | Up To First 16,000 Ounces Of Gold Produced Per Annum
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	10.00%
Blyvoor | Gold Commodity Type | Lesser Of 572 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce)	572
Bonikro | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce)	400
Bonikro | Gold Commodity Type | Up To Delivery Of 39,000 Ounces Of Gold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	6.00%
Bonikro | Gold Commodity Type | Lesser Of 400 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce)	400
Cerro Moro | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	20.00%
Per Ounce Cash Payment, percentage	30.00%
CEZinc | Zinc Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.00%
Per Ounce Cash Payment, percentage	20.00%
Chapada | Copper Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	4.20%
Per Ounce Cash Payment, percentage	30.00%
Hugo North Extension | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	5.62%
Heruga | Gold And Silver Commodity Type | Below 560 Metres Threshold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	4.26%
Greenstone | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	20.00%
Greenstone | Gold Commodity Type | Up To Delivery of 120,333 Ounces Of Gold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	2.375%
Hod Maden | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces) | oz	405,000
Hod Maden | Gold Commodity Type | Up To Delivery of 405,000 Ounces Of Gold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	20.00%
Per Ounce Cash Payment, percentage	50.00%
Hod Maden | Gold Commodity Type | After Delivery Of 405,000 Ounces Of Gold
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment, percentage	60.00%
Karma | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.625%
Per Ounce Cash Payment, percentage	20.00%
Mercedes | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces) | oz	3,750,000
Mercedes | Silver Commodity Type | After Delivery Of 3,750,000 Ounces Of Silver
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	30.00%
Mercedes | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces) | oz	29,400
Mercedes | Gold Commodity Type | After Delivery Of 29,400 Ounces Of Gold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	4.40%
Mercedes | Gold Commodity Type | 29,400 Ounces Delivered Over 49 Months
Disclosure Of Commitments And Contingencies [Line Items]
Term (in months and years)	49 months
Platreef | Gold Commodity Type | Up To Delivery of 131,250 Ounces Of Gold
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	37.50%
Relief Canyon | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces) | oz	39,174
Relief Canyon | Gold Commodity Type | After 39,174 Ounces Over 6.5 Years
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	4.00%
Relief Canyon | Gold Commodity Type | 39,174 Ounces Delivered Over 6.5 Years
Disclosure Of Commitments And Contingencies [Line Items]
Term (in months and years)	6 years 6 months
Santa Elena | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	20.00%
Santa Elena | Gold Commodity Type | Lesser Of 478 And Prevailing Market Price
Disclosure Of Commitments And Contingencies [Line Items]
Per Ounce Cash Payment (in dollars per ounce)	478
South Arturo | Silver Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	40.00%
Per Ounce Cash Payment, percentage	20.00%
Vatukoula | Gold Commodity Type
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity (in ounces) | oz	11,022
Per Ounce Cash Payment, percentage	20.00%
Vatukoula | Gold Commodity Type | 11,022 Ounces Delivered Over 4.5 Years
Disclosure Of Commitments And Contingencies [Line Items]
Term (in months and years)	4 years 6 months
Vatukoula | Gold Commodity Type | After 11,022 Ounces Over 4.5 Years | Above 100,000 Ounces Produced In Calendar Year
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.199%
Vatukoula | Gold Commodity Type | After 11,022 Ounces Over 4.5 Years | Up To First 100,000 Ounces Produced In Calendar Year
Disclosure Of Commitments And Contingencies [Line Items]
% of Life of Mine Gold or Relevant Commodity	1.363%